Payments, Details - 12 months ended Jul. 31, 2024 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 13
	$ 86,574	Fees	UNITED STATES	Bureau of Land Management	Anderson	Uranium Energy Corp	Open Pit
#: 14
	44,408	Fees	UNITED STATES	Bureau of Land Management	Workman Creek	Uranium Energy Corp	Underground Mining
#: 15
	6,729	Fees	UNITED STATES	Bureau of Land Management	C de Baca	Uranium Energy Corp	Underground Mining
#: 16
	11,439	Fees	UNITED STATES	Bureau of Land Management	Dalton Pass	Uranium Energy Corp	Underground Mining
#: 17
	82,821	Fees	UNITED STATES	Texas Commission on Environmental Quality	Burke Hollow	Uranium Energy Corp	Well
#: 18
	82,821	Fees	UNITED STATES	Texas Commission on Environmental Quality	Goliad	Uranium Energy Corp	Well
#: 19
	86,963	Fees	UNITED STATES	Texas Commission on Environmental Quality	Hobson	Uranium Energy Corp	Well
#: 20
	87,235	Fees	UNITED STATES	Texas Commission on Environmental Quality	Palangana	Uranium Energy Corp	Well
#: 21
	121,338	Fees	UNITED STATES	Bureau of Land Management	Reno Creek	Uranium Energy Corp	Well
#: 22
	16,105	Fees	UNITED STATES	Office of State Lands and Investments	Reno Creek	Uranium Energy Corp	Well
#: 23
	101,377	Fees	UNITED STATES	Bureau of Land Management	Allemand Ross	Uranium Energy Corp	Well
#: 24
	5,096	Fees	UNITED STATES	Office of State Lands and Investments	Allemand Ross	Uranium Energy Corp	Well
#: 25
	141,075	Fees	UNITED STATES	Bureau of Land Management	Antelope	Uranium Energy Corp	Well
#: 26
	2,610	Fees	UNITED STATES	Office of State Lands and Investments	Antelope	Uranium Energy Corp	Well
#: 27
	76,705	Fees	UNITED STATES	Bureau of Land Management	Barge	Uranium Energy Corp	Well
#: 28
	2,610	Fees	UNITED STATES	Office of State Lands and Investments	Barge	Uranium Energy Corp	Well
#: 29
	7,177	Fees	UNITED STATES	Bureau of Land Management	Black Hills	Uranium Energy Corp	Well
#: 30
	870	Fees	UNITED STATES	Office of State Lands and Investments	Black Hills	Uranium Energy Corp	Well
#: 31
	42,390	Fees	UNITED STATES	Bureau of Land Management	Bull Springs	Uranium Energy Corp	Well
#: 32
	9,586	Fees	UNITED STATES	Office of State Lands and Investments	Bull Springs	Uranium Energy Corp	Well
#: 33
	18,167	Fees	UNITED STATES	Bureau of Land Management	Central Shirley Basin	Uranium Energy Corp	Well
#: 34
	3,167	Fees	UNITED STATES	Office of State Lands and Investments	Central Shirley Basin	Uranium Energy Corp	Well
#: 35
	3,915	Fees	UNITED STATES	Office of State Lands and Investments	Charlie Project	Uranium Energy Corp	Well
#: 36
	115,058	Fees	UNITED STATES	Bureau of Land Management	Christensen Ranch	Uranium Energy Corp	Well
#: 37
	28	Fees	UNITED STATES	Johnson County Clerk	Christensen Ranch	Uranium Energy Corp	Well
#: 38
	73,175	Fees	UNITED STATES	Office of State Lands and Investments	Christensen Ranch	Uranium Energy Corp	Well
#: 39
	49,118	Fees	UNITED STATES	Bureau of Land Management	Crooks Creek	Uranium Energy Corp	Well
#: 40
	10,494	Fees	UNITED STATES	Office of State Lands and Investments	Crooks Creek	Uranium Energy Corp	Well
#: 41
	13,457	Fees	UNITED STATES	Bureau of Land Management	Crook's Mountain	Uranium Energy Corp	Well
#: 42
	3,480	Fees	UNITED STATES	Office of State Lands and Investments	Crook's Mountain	Uranium Energy Corp	Well
#: 43
	49,342	Fees	UNITED STATES	Bureau of Land Management	Crossroads	Uranium Energy Corp	Well
#: 44
	3,480	Fees	UNITED STATES	Office of State Lands and Investments	Crossroads	Uranium Energy Corp	Well
#: 45
	28,035	Fees	UNITED STATES	Bureau of Land Management	East Shirley Basin	Uranium Energy Corp	Well
#: 46
	8,704	Fees	UNITED STATES	Office of State Lands and Investments	East Shirley Basin	Uranium Energy Corp	Well
#: 47
	30,503	Fees	UNITED STATES	Bureau of Land Management	Gas Hills	Uranium Energy Corp	Well
#: 48
	14,115	Fees	UNITED STATES	Office of State Lands and Investments	Gas Hills	Uranium Energy Corp	Well
#: 49
	2,175	Fees	UNITED STATES	Office of State Lands and Investments	IrigarayPlant	Uranium Energy Corp	Well
#: 50
	23	Fees	UNITED STATES	Johnson County Clerk	IrigarayPlant	Uranium Energy Corp	Well
#: 51
	26,690	Fees	UNITED STATES	Bureau of Land Management	JAB	Uranium Energy Corp	Well
#: 52
	2,610	Fees	UNITED STATES	Office of State Lands and Investments	JAB	Uranium Energy Corp	Well
#: 53
	167,316	Fees	UNITED STATES	Bureau of Land Management	Ludeman	Uranium Energy Corp	Well
#: 54
	5,940	Fees	UNITED STATES	Office of State Lands and Investments	Ludeman	Uranium Energy Corp	Well
#: 55
	19,288	Fees	UNITED STATES	Bureau of Land Management	Moore Ranch	Uranium Energy Corp	Well
#: 56
	5,071	Fees	UNITED STATES	Office of State Lands and Investments	Moore Ranch	Uranium Energy Corp	Well
#: 57
	11,214	Fees	UNITED STATES	Bureau of Land Management	Niles Ranch	Uranium Energy Corp	Well
#: 58
	7,898	Fees	UNITED STATES	Office of State Lands and Investments	Niles Ranch	Uranium Energy Corp	Well
#: 59
	15,027	Fees	UNITED STATES	Bureau of Land Management	Nine Mile	Uranium Energy Corp	Well
#: 60
	5,288	Fees	UNITED STATES	Office of State Lands and Investments	Nine Mile	Uranium Energy Corp	Well
#: 61
	34,316	Fees	UNITED STATES	Bureau of Land Management	Pine Ridge	Uranium Energy Corp	Well
#: 62
	228	Fees	UNITED STATES	Johnson County Clerk	Pine Ridge	Uranium Energy Corp	Well
#: 63
	1,196	Fees	UNITED STATES	Office of State Lands and Investments	Pine Ridge	Uranium Energy Corp	Well
#: 64
	26,975	Fees	UNITED STATES	Bureau of Land Management	Pine Tree	Uranium Energy Corp	Well
#: 65
	327	Fees	UNITED STATES	Office of State Lands and Investments	Pine Tree	Uranium Energy Corp	Well
#: 66
	29,626	Fees	UNITED STATES	Bureau of Land Management	Reno South	Uranium Energy Corp	Well
#: 67
	326	Fees	UNITED STATES	Office of State Lands and Investments	Reno South	Uranium Energy Corp	Well
#: 68
	30,951	Fees	UNITED STATES	Bureau of Land Management	Ross Flats	Uranium Energy Corp	Well
#: 69
	4,024	Fees	UNITED STATES	Office of State Lands and Investments	Ross Flats	Uranium Energy Corp	Well
#: 70
	7,830	Fees	UNITED STATES	Office of State Lands and Investments	Sand Creek	Uranium Energy Corp	Well
#: 71
	18,616	Fees	UNITED STATES	Bureau of Land Management	South Pine Ridge	Uranium Energy Corp	Well
#: 72
	7,625	Fees	UNITED STATES	Office of State Lands and Investments	South Pine Ridge	Uranium Energy Corp	Well
#: 73
	870	Fees	UNITED STATES	Office of State Lands and Investments	South Sweetwater	Uranium Energy Corp	Well
#: 74
	20,410	Fees	UNITED STATES	Bureau of Land Management	Stewart Creek	Uranium Energy Corp	Well
#: 75
	2,610	Fees	UNITED STATES	Office of State Lands and Investments	Stewart Creek	Uranium Energy Corp	Well
#: 76
	24,393	Fees	UNITED STATES	Bureau of Land Management	Taylor Ranch	Uranium Energy Corp	Well
#: 77
	587	Fees	UNITED STATES	Johnson County Clerk	Taylor Ranch	Uranium Energy Corp	Well
#: 78
	11,145	Fees	UNITED STATES	Office of State Lands and Investments	Taylor Ranch	Uranium Energy Corp	Well
#: 79
	68,855	Fees	UNITED STATES	Bureau of Land Management	Twin Buttes	Uranium Energy Corp	Well
#: 80
	6,525	Fees	UNITED STATES	Office of State Lands and Investments	Twin Buttes	Uranium Energy Corp	Well
#: 81
	14,130	Fees	UNITED STATES	Bureau of Land Management	West Beaver Rim	Uranium Energy Corp	Well
#: 82
	2,678	Fees	UNITED STATES	Office of State Lands and Investments	West Beaver Rim	Uranium Energy Corp	Well
#: 83
	13,457	Fees	UNITED STATES	Bureau of Land Management	West Crook's Creek	Uranium Energy Corp	Well
#: 84
	2,610	Fees	UNITED STATES	Office of State Lands and Investments	West Crook's Creek	Uranium Energy Corp	Well
#: 85
	21,980	Fees	UNITED STATES	Bureau of Land Management	West Jab	Uranium Energy Corp	Well
#: 86
	1,373	Fees	UNITED STATES	Office of State Lands and Investments	West Jab	Uranium Energy Corp	Well
#: 87
	20,634	Fees	UNITED STATES	Bureau of Land Management	IrigarayProject	Uranium Energy Corp	Well
#: 88
	47,997	Fees	UNITED STATES	Bureau of Land Management	Cyclone Rim	Uranium Energy Corp	Well
#: 89
	4,486	Fees	UNITED STATES	Bureau of Land Management	Clarkson Hills	Uranium Energy Corp	Well
#: 90
	6,056	Fees	UNITED STATES	Bureau of Land Management	Horse Creek	Uranium Energy Corp	Well
#: 91
	2,916	Fees	UNITED STATES	Bureau of Land Management	Mule Creek	Uranium Energy Corp	Well
#: 92
	11,214	Fees	UNITED STATES	Bureau of Land Management	Pumpkin Creek	Uranium Energy Corp	Well
#: 93
	7,626	Fees	UNITED STATES	Bureau of Land Management	Red Rim	Uranium Energy Corp	Well
#: 94
	12,111	Fees	UNITED STATES	Bureau of Land Management	Sand Creek	Uranium Energy Corp	Well
#: 95
	5,383	Fees	UNITED STATES	Bureau of Land Management	South Sweetwater	Uranium Energy Corp	Well
#: 96
	12,111	Fees	UNITED STATES	Bureau of Land Management	West Sweetwater	Uranium Energy Corp	Well
#: 97
	176,952	Taxes	UNITED STATES	Johnson County Treasurer	Christensen Ranch	Uranium Energy Corp	Well
#: 98
	18,137	Taxes	UNITED STATES	Johnson County Treasurer	IrigarayPlant	Uranium Energy Corp	Well
#: 99
	192,702	Fees	CANADA	Ministry of Economy	Key West	Uranium Energy Corp	Underground Mining
#: 100
	$ 57,016	Fees	CANADA	Ministry of Economy	Riou Lake	Uranium Energy Corp	Underground Mining